RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CREDIT RISK (Details) - CAD CAD in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	CAD 794	CAD 809
Letters of credit provided in lieu of providing cash collateral to counterparties	325
Cash collateral on asset exposure	0	17
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	40	47
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	281	450
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	107	95
Derivative instruments | Asian Financial Institutions Member
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	10	4
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	CAD 356	CAD 213